Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The exercise price or issue price of each stock option or other equity award granted under our 2010 Stock Incentive Plan is the closing price of our common stock on the date of grant. The dates of grant for our annual equity awards for our U.S.-based employees, including our named executive officers listed in the Summary Compensation Table, are the dates of the regularly scheduled meetings or actions without meetings, which are taken following decisions at meetings, of our Compensation Committee or its Management Equity Award subcommittee, as the case may be, in July of each year and the dates of grant for our annual equity awards for our non-U.S. based executive officers and employees are the dates of the regularly scheduled meetings of our Compensation Committee at the beginning of each year at which salary adjustments and cash bonuses under our incentive compensation plan for all executive officers and employees, as well as equity awards for our non-U.S. based executive officers and employees, are determined. Outside of our annual equity award grant cycle, we make equity award grants to newly hired non-executive employees on the first working day of each month following the date of hire. We typically make equity award grants for newly hired executive officers on their start dates. We do not coordinate the timing of equity award grants with the release of financial results or other releases of material nonpublic information by our Company and do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Under our 2010 Stock Incentive Plan, we may not reprice or replace options at lower exercise prices without stockholder approval.

Award Timing Method	The dates of grant for our annual equity awards for our U.S.-based employees, including our named executive officers listed in the Summary Compensation Table, are the dates of the regularly scheduled meetings or actions without meetings, which are taken following decisions at meetings, of our Compensation Committee or its Management Equity Award subcommittee, as the case may be, in July of each year and the dates of grant for our annual equity awards for our non-U.S. based executive officers and employees are the dates of the regularly scheduled meetings of our Compensation Committee at the beginning of each year at which salary adjustments and cash bonuses under our incentive compensation plan for all executive officers and employees, as well as equity awards for our non-U.S. based executive officers and employees, are determined. Outside of our annual equity award grant cycle, we make equity award grants to newly hired non-executive employees on the first working day of each month following the date of hire. We typically make equity award grants for newly hired executive officers on their start dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not coordinate the timing of equity award grants with the release of financial results or other releases of material nonpublic information by our Company and do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false